SEPARATE ACCOUNT B

Semiannual Report

June 30, 2002

ALLSTATE ASSURANCE COMPANY

A subsidiary of
Allstate Life Insurance Company

MANAGEMENT

BOARD OF MANAGERS OF SEPARATE ACCOUNT B

Henry E. Blaine, Chairman
H. Grant Law, Jr.
David G. Fussell

PRINCIPAL OFFICERS OF
ALLSTATE ASSURANCE COMPANY

Thomas J. Wilson, Chairman of the Board and President
John R. Hunter, Vice President
Michael J. Velotta, Secretary and General Counsel
Margaret M. Dyer, Senior Vice President
Marla G. Friedman, Senior Vice President
John C. Lounds, Senior Vice President
J. Kevin McCarthy, Senior Vice President
Steven E. Shebik, Senior Vice President and Chief Financial Officer
James P. Zils, Treasurer
Samuel Pilch, Group Vice President and Controller
Karen C. Gardner, Vice President-Tax
Eric A. Simonson, Senior Vice President and Chief Investment Officer

This report and the financial statements attached are submitted solely for the general information of contract owners of Separate Account B and are not authorized for other use.

SEPARATE ACCOUNT B

MESSAGE TO PARTICIPANTS IN
ALLSTATE ASSURANCE COMPANY’S
ANNUITY CONTRACTS

This semiannual report to Separate Account B contains the financial statements and portfolio information of Separate Account B for the six months ended June 30, 2002. Comparative figures that relate to Separate Account B’s activities during the year of 2002 are provided below.

The accumulation value for Separate Account B decreased 21.2% for the first half of 2002, from $15.30 at year-end 2001 to $12.05 on June 20, 2002. During this same period the S & P 500 index declined by a yield adjusted 13.2%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on June 30, 2002 was 225,895 down from 238,382 six months earlier. As a result of withdrawals, net purchase payments received, and changes in the accumulation unit value, total contract owners’ equity on June 30, 2002 was $3,649,428 compared to $4,976,436 on December 31, 2001.

The stock market remained in a severe bear market for the first half of the year despite a somewhat improving economy. Prominent fraud and poor governance at some of America’s largest corporations severely hurt investors’ confidence in the quality of our system. America will survive and prosper, however. Already new laws have been passed to shore up accounting; arrests have been made to punish corporate executives, and the SEC’s budget has been augmented to help ferret out fraud. With a better economy, earnings and dividends will begin to rise again. We believe that your portfolio, which is comprised of stocks of leading growth companies in strong sectors of the world economy, is positioned to do well when the economy ultimately recovers.

Thank you for your continued support.

By:	/s/ DAVID G. FUSSELL
David G. Fussell Chairman, Board of Managers Allstate Assurance Company Separate Account B

Financial Statements
(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2002

Statement of Assets and Liabilities
(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2002
ASSETS

Common stocks—at market value
(Cost: $3,456,150)	$3,672,189
Cash	3,413
Accrued dividends and interest	2,192

TOTAL ASSETS	3,677,794

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Amounts payable for terminations and variable annuity benefits	24,579
Management fee and other amounts due Allstate Assurance Company	3,787

TOTAL LIABILITIES	28,366

Contract owners’ equity:
Deferred annuity contracts terminable by owners—(accumulation units outstanding: 225,894.539; unit value: $12.053638)	2,722,851
Annuity contracts in pay-out period	926,577

TOTAL CONTRACT OWNERS’ EQUITY	$3,649,428

See notes to financial statements.

Statement of Operations
(Unaudited)

Allstate Assurance Company Separate Account B

Six Months Ended June 30, 2002
INVESTMENT INCOME (LOSS)

Income:
Dividends	$15,912

Expenses—Note C:
Investment advisory services	11,015
Mortality and expense assurances	15,421

26,436

NET INVESTMENT LOSS	(10,524)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS—NOTE A

Net realized loss from investment transactions (excluding short-term securities):
Proceeds from sales	353,935
Cost of investments sold	(537,044)

Net realized loss	(183,109)

Net unrealized appreciation of investments:
At end of period	216,039
At beginning of period	1,036,762

Decrease in net unrealized appreciation of investments	(820,723)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,003,832)

DECREASE IN CONTRACT OWNERS’ EQUITY FROM INVESTMENT ACTIVITIES	$(1,014,356)

Ratio of expenses to total investment income	166.139%

See notes to financial statements.

Statements of Changes in Variable Annuity Contract Owners’ Equity
(Unaudited)

Allstate Assurance Company Separate Account B

	Six Months Ended June 30, 2002	Year Ended December 31, 2001
BALANCE AT BEGINNING OF PERIOD	$4,976,436	$7,829,040

FROM INVESTMENT ACTIVITIES:

Net investment loss	(10,524)	(33,165)
Net realized gain (loss) on investments	(183,109)	1,171,999
Decrease in net unrealized appreciation of investments	(820,723)	(1,805,182)

Decrease in contract owners’ equity from investment activities	(1,014,356)	(666,348)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

Net contract purchase payments (Units purchased):
2002—27.714;
2001—91.006;	395	1,431

Terminations and death benefits (Units terminated):
2002—12,530.146;
2001—123,561.743;	(174,367)	(1,862,933)

Variable annuity benefits paid (Number of units):
2002—10,050.309;
2001—21,146.840;	(138,680)	(324,754)

Decrease in contract owners’ equity from variable annuity contract transactions	(312,652)	(2,186,256)

NET DECREASE IN CONTRACT OWNERS’ EQUITY	(1,327,008)	(2,852,604)

BALANCE AT END OF PERIOD	$3,649,428	$4,976,436

See notes to financial statements.

Schedule of Investments
(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2002

	Number of Shares	Market Value
COMMON STOCKS

CAPITAL GOODS (11.5%)

Allied Waste Industries, Inc.*	8,000	$77,680
Corning, Inc.*	3,000	10,650
General Electric Company	4,000	116,200
Textron, Inc.	2,000	93,800
Tyco International, Ltd.	4,100	55,391
Waste Management, Inc.	2,500	65,125

		418,846

CONSUMER GOODS (16.4%)

Lear Corporation*	2,600	120,250
Lowe’s Companies, Inc.	2,600	118,040
Masco Corporation	3,000	81,330
Newell Rubbermaid, Inc.	2,500	87,650
Office Depot, Inc.*	5,100	85,680
PepsiCo, Inc.	1,600	77,120
Staples, Inc.*	1,500	29,550

		599,620

CONSUMER SERVICES (20.7%)

AOL Time Warner, Inc.*	4,000	58,840
Cendant Corporation*	6,660	105,761
Comcast Corporation Class A*	4,000	93,720
Kroger Company*	4,000	79,600
Safeway, Inc.*	2,300	67,137
United Rentals, Inc.*	7,000	152,600
Viacom, Inc. Class B*	900	39,933
Wal-Mart Stores, Inc.	1,600	88,016
Walt Disney Company	3,700	69,930

		755,537

ENERGY (7.3%)

Grant Prideco, Inc.*	3,000	40,800
Royal Dutch Petroleum Company	500	27,635
Schlumberger, Ltd.	1,400	65,100
Weatherford International, Inc.*	3,100	133,920

		267,455

See notes to financial statements.

Schedule of Investments—Continued
(Unaudited)
June 30, 2002

Allstate Assurance Company Separate Account B
	Number of Shares	Market Value
COMMON STOCKS—Continued

FINANCIAL (19.3%)

Affiliated Managers Group, Inc.*	1,700	$104,550
American Express Company	3,000	108,960
American International Group, Inc.	500	34,115
Bank of America Corporation	1,300	91,468
Citigroup, Inc.	1,500	58,125
J.P. Morgan Chase and Co.	3,850	130,592
Morgan Stanley Dean Witter & Co.	1,000	43,080
Washington Mutual, Inc.	3,600	133,595

		704,485
HEALTH CARE (8.6%)

Eli Lilly and Company	700	39,480
HealthSouth Corporation*	7,200	92,088
Johnson & Johnson	864	45,153
Medtronic, Inc.	700	29,995
Tenet Healthcare Corporation*	1,500	107,325

		314,041
TECHNOLOGY—HARDWARE (5.8%)

Cisco Systems, Inc.*	6,000	83,700
Intel Corporation	4,000	73,080
JDS Uniphase Corporation*	2,800	7,532
SCI Systems, Inc.*	7,496	47,300

		211,612
TECHNOLOGY—SOFTWARE & SERVICES (9.4%)

First Data Corporation	3,000	112,980
Microsoft Corporation*	2,600	140,712
Oracle Corporation*	6,300	59,661
Yahoo!, Inc.*	2,000	29,520

		342,873

See notes to financial statements.

Schedule of Investments—Continued
(Unaudited)
June 30, 2002

Allstate Assurance Company Separate Account B

	Number of Shares	Market Value
COMMON STOCKS—Continued

TELECOMMUNICATIONS (1.6%)
Palm, Inc. *	1,500	$2,640
Sprint Corporation PCS Group *	3,000	13,410
Vodafone Airtouch, PLC—ADR	3,000	40,950
Worldcom, Inc—Worldcom Group *	8,000	720

		57,720

TOTAL COMMON STOCK (100.6%)		3,672,189

TOTAL INVESTMENTS (100.6%)		3,672,189

CASH AND RECEIVABLES LESS LIABILITIES (-0.6%)		(22,761)

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$3,649,428

*	Non-income producing security.

See notes to financial statements.

Supplementary Information
(Unaudited)

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Six Months Ended	Year Ended December 31
	June 30, 2002	2001	2000	1999	1998
Investment income	$0.05	$0.11	$0.12	$0.12	$0.10
Expenses	(0.09)	0.19	0.22	0.20	0.14

Net investment loss	(0.04)	(0.08)	(0.10)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	(3.21)	(1.28)	(2.42)	4.07	3.85

Net increase (decrease) in contract owners’ equity	(3.25)	(1.36)	(2.52)	3.99	3.81
Net contract owners’ equity:
Beginning of period	15.30	16.66	19.18	15.19	11.38

End of period	$12.05	$15.30	$16.66	$19.18	$15.19

Ratio of expenses to average contract owners’ equity	0.60%	1.21%	1.20%	1.22%	1.07%
Ratio of net investment loss to average contract owners’ equity	(0.24)%	(0.51)%	(0.55)%	(0.51)%	(0.30)%
Portfolio turnover	1%	12%	1%	14%	11%
Number of deferred annuity contracts terminable by owners accumulation units outstanding at end of period	225,895	238,382	361,853	609,502	1,043,607

See notes to financial statements.

Supplementary Information—Continued
(Unaudited)

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Year Ended December 31
	1997	1996	1995	1994	1993
Investment income	$0.10	$0.11	$0.13	$0.15	$0.14
Expenses	0.12	0.09	0.07	0.07	0.06

Net investment income	(0.02)	0.02	0.06	0.08	0.08
Net realized and unrealized gain (loss) on investments	2.96	1.51	1.44	(0.32)	0.54

Net increase (decrease) in contract owners’ equity	2.94	1.53	1.50	(0.24)	0.62
Net contract owners’ equity:
Beginning of year	8.44	6.91	5.41	5.65	5.03

End of year	$11.38	$8.44	$6.91	$5.41	$5.65

Ratio of expenses to average contract owners’ equity	1.16%	1.20%	1.21%	1.21%	1.22%
Ratio of net investment income (loss) to average contract owners’ equity	(0.16)%	0.30%	0.89%	1.72%	1.39%
Portfolio turnover	25%	28%	101%	70%	57%
Number of deferred annuity contracts terminable by owners accumulation units outstanding at end of year	1,310,831	1,538,926	1,767,394	2,097,793	2,242,809

See notes to financial statements.

Notes to Financial Statements
(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2002

NOTE A—INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001 UnumProvident Corporation sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company. This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Realized and unrealized gains and losses are credited to or charged to contract owners’ equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $1,031,815 and gross unrealized losses of $815,776 at June 30, 2002. Security transactions are recorded on the day after the securities are purchased or sold. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the six months ended June 30, 2002 and the year ended December 31, 2001 is shown below.

	Six Months Ended June 30, 2002	Year Ended December 31, 2001
Cost of investments purchased	$35,307	$1,612,904
Less: Short-term securities	—	803,723

	$35,307	$809,181

Proceeds from investments sold	$353,935	$3,879,430
Less: Short-term securities	—	803,723

	$353,935	$3,075,707

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

See notes to financial statements.

Notes To Financial Statements—Continued
(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2002

NOTE B—FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Allstate Assurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C—EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately 0.50% and 0.70%, respectively, of the net assets of Separate Account B.

See notes to financial statements.

Accumulation Unit Value Table
(Unaudited)

Allstate Assurance Company Separate Account B

End of Month	Accumulation Unit Value	End of Month	Accumulation Unit Value
December 1968	1.036279	March 1997	8.468896
December 1969	1.080379	June	10.238554
December 1970	1.030039	September	11.146167
December 1971	1.178612	December	11.384926
December 1972	1.403795	March 1998	12.975484
December 1973	1.126624	June	13.465013
December 1974	0.863269	September	11.758633
December 1975	1.022844	December	15.192155
December 1976	1.156853	March 1999	15.889579
December 1977	1.064425	June	17.218781
December 1978	1.094150	September	15.844714
December 1979	1.219189	December	19.180992
December 1980	1.555258	March 2000	19.749348
December 1981	1.473246	June	19.048870
December 1982	1.812441	September	17.707495
December 1983	2.132092	December	16.659801
December 1984	2.029912	January 2001	17.528624
December 1985	2.480050	February	15.994558
December 1986	2.743444	March	14.835643
December 1987	2.734169	April	16.176362
December 1988	3.087892	May	16.152483
December 1989	3.812606	June	16.233254
December 1990	3.736441	July	16.149969
December 1991	5.036212	August	14.981683
December 1992	5.028547	September	13.226137
December 1993	5.646864	October	13.459528
March 1994	5.386379	November	15.007134
June	5.274454	December	15.297123
September	5.475394	January 2002	14.355304
December	5.410722	February	13.959670
March 1995	5.656995	March	14.625826
June	6.194660	April	13.643740
September	6.505252	May	13.479698
December	6.908158	June	12.053638
March 1996	7.309625
June	7.593667
September	7.851947
December	8.435567

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1993, on the last valuation day of each quarter from March 1994 through December 2000, and on the last valuation day of each month beginning January 2001. The results shown should not be considered as a representation of the results which may be realized in the future.

See notes to financial statements.